Debt - Summary of Interest and Debt Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Debt Instrument [Line Items]
Interest expense	$ 32	$ 8	$ 58	$ 15	$ 29	$ 53	$ 3	$ 40
Amortization of deferred debt issuance costs	2	4	4	5	1	10		9
Other	2	3	2	3	1	4		1
Capitalized interest	(1)	(1)	(2)	(1)	(1)	(2)
Interest and debt expense	$ 35	$ 14	$ 62	$ 22	$ 30	$ 65	$ 3	$ 50